Note 19 - Fair Value Measurements and Fair Values of Financial Instruments - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment in interest-earning time deposits		$ 4,927
Reported Value Measurement [Member]
Investment in interest-earning time deposits	$ 10,172	4,927
Loans held for sale	8,928	5,103
Loans receivable, net	246,692	216,898
Deposits	227,458	211,911
FHLB long-term borrowings	26,271	15,000
Subordinated debt	7,865	7,831
Estimate of Fair Value Measurement [Member]
Investment in interest-earning time deposits	10,536
Loans held for sale	9,205	5,254
Loans receivable, net	250,550	214,351
Deposits	230,521	212,320
FHLB long-term borrowings	26,292	14,973
Subordinated debt	8,146	7,831
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Investment in interest-earning time deposits
Loans held for sale
Loans receivable, net
Deposits	43,006	45,695
FHLB long-term borrowings
Subordinated debt
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Investment in interest-earning time deposits
Loans held for sale	9,205	5,254
Loans receivable, net
Deposits
FHLB long-term borrowings
Subordinated debt
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Investment in interest-earning time deposits	10,536	4,927
Loans held for sale
Loans receivable, net	250,550	214,351
Deposits	187,515	166,625
FHLB long-term borrowings	26,292	14,973
Subordinated debt	$ 8,146	$ 7,831